American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2020

International Bond - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 62.9%
Australia — 3.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,347,000	15,852,903
Australia Government Bond, 3.00%, 3/21/47	AUD	1,790,000	1,647,959
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,110,000	3,356,559
			20,857,421
Austria — 1.5%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	3,029,138
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,571,434
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,860,000	3,724,032
			9,324,604
Belgium — 0.8%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	1,078,838
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	2,808,000	4,260,316
			5,339,154
Canada — 1.9%
Canadian Government Bond, 2.75%, 12/1/48	CAD	750,000	818,110
Province of Quebec Canada, 5.75%, 12/1/36	CAD	7,927,000	9,440,199
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	939,466
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,220,000	1,250,741
			12,448,516
China — 8.6%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	18,476,670
China Government Bond, 1.99%, 4/9/25	CNY	45,000,000	6,257,189
China Government Bond, 3.25%, 6/6/26	CNY	104,500,000	15,239,541
China Government Bond, 3.12%, 12/5/26	CNY	32,700,000	4,737,464
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,188,418
China Government Bond, 2.68%, 5/21/30	CNY	26,000,000	3,639,538
China Government Bond, 3.86%, 7/22/49	CNY	24,800,000	3,686,480
China Government Bond, 3.39%, 3/16/50	CNY	6,600,000	893,934
			55,119,234
Czech Republic — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	50,200,000	2,477,692
Denmark — 1.6%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	489,915
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	23,200,000	3,983,822
Denmark Government Bond, 4.50%, 11/15/39	DKK	12,400,000	3,733,752
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	12,000,000	2,015,868
			10,223,357
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,200,000	1,277,472
Egypt — 0.7%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,400,000	4,614,223
Finland — 1.6%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,312,000	4,809,202
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	1,700,000	2,063,815
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,010,000	3,168,590
			10,041,607
France — 3.4%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	308

French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	280,600
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,600,000	1,931,467
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	2,100,000	3,148,253
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,240,000	1,729,549
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	900,000	1,830,716
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,173,000	8,302,941
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	3,377,400	4,316,233
			21,540,067
Germany — 0.9%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,950,000	6,022,935
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,400,000	1,368,635
Indonesia — 0.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,118,678
Ireland — 2.3%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,499,000	6,064,658
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,100,000	4,080,474
Ireland Government Bond, 0.40%, 5/15/35	EUR	3,850,000	4,725,334
			14,870,466
Italy — 4.4%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,964,490
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	10,151,000
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,200,000	1,461,741
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,291,000	7,885,083
			28,462,314
Japan — 11.9%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	100,000,000	953,938
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,311,150,000	29,264,233
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,122,900,000	26,585,197
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	363,000,000	3,386,248
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,728,314,220	16,289,633
			76,479,249
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,575,065
Malaysia — 0.7%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	17,700,000	4,544,116
Mexico — 1.0%
Mexican Bonos, 5.75%, 3/5/26	MXN	62,500,000	2,887,610
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,760,737
			6,648,347
Netherlands — 1.6%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	8,453,772
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,523,951
			9,977,723
New Zealand — 1.0%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	9,100,000	6,512,560
Norway — 0.2%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	7,850,000	957,176
Peru — 1.1%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	21,600,000	7,259,881
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,118,740
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	800,000	1,553,991

Russia — 0.7%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	97,000,000	1,424,105
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	200,300,000	3,267,444
			4,691,549
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,180,000	2,729,893
South Africa — 0.6%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	74,000,000	4,001,076
Spain — 4.0%
Spain Government Bond, 0.00%, 4/30/23(2)	EUR	5,000,000	5,944,665
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,843,498
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,363,857
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,423,000	5,683,647
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	650,000	898,281
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	791,197
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	2,615,000	4,286,894
			25,812,039
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	8,000,000	1,438,172
Switzerland — 0.7%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,011,000	1,223,128
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,815,000	2,905,291
			4,128,419
Thailand — 1.4%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,744,052
Thailand Government Bond, 3.85%, 12/12/25	THB	194,400,000	7,219,013
			8,963,065
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,400,000	1,292,169
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,000,000	1,857,620
United Kingdom — 3.6%
United Kingdom Gilt, 4.75%, 12/7/30	GBP	1,500,000	2,905,262
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,646,000	8,694,211
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	4,329,439
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	7,394,356
			23,323,268
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $363,002,674)			403,970,493
CORPORATE BONDS — 24.4%
Canada — 0.3%
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)		$500,000	503,044
Mattamy Group Corp., 4.625%, 3/1/30(1)		1,065,000	1,082,807
Teck Resources Ltd., 3.90%, 7/15/30(1)		240,000	248,738
			1,834,589
Cayman Islands†
Seagate HDD Cayman, 4.875%, 3/1/24		111,000	120,772
France — 0.6%
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	300,000	365,874
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,333,919
Societe Generale SA, VRN, 3.65%, 7/8/35(1)		$953,000	990,161
			3,689,954
Germany — 1.2%
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	600,000	751,360
E.ON SE, MTN, 1.625%, 5/22/29	EUR	1,000,000	1,300,861

Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,206,155
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,218,781
			7,477,157
Italy — 1.1%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	600,000	691,776
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,400,000	1,787,469
Telecom Italia SpA, 5.30%, 5/30/24(1)		$999,000	1,117,886
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	700,000	886,259
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	400,000	445,179
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$640,000	689,942
UniCredit SpA, VRN, 5.46%, 6/30/35(1)		1,460,000	1,503,807
			7,122,318
Luxembourg — 2.5%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	7,232,659
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,600,000	4,463,905
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	2,530,000	4,603,953
			16,300,517
Mexico — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$1,200,000	1,311,096
Multinational — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		1,625,000	1,702,626
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(1)		110,000	117,979
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(1)		417,000	454,582
			2,275,187

Netherlands — 0.7%
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(1)		920,000	935,946
Deutsche Telekom International Finance BV, 1.95%, 9/19/21(1)		616,000	624,751
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,537,437
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,300,000	1,691,453
			4,789,587
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	2,050,326
Spain — 0.2%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	967,418
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	400,000	485,951
			1,453,369
Switzerland — 0.7%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,911,319
UBS Group AG, VRN, 1.01%, 7/30/24(1)		$360,000	361,980
UBS Group AG, VRN, 1.36%, 1/30/27(1)		340,000	343,333
			4,616,632
United Kingdom — 2.3%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,200,000	1,416,030
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	2,091,010
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,609,005
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	500,000	826,998
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	1,200,000	1,446,625
Natwest Group plc, VRN, 2.36%, 5/22/24		$60,000	62,181
NatWest Markets plc, 2.375%, 5/21/23(1)		401,000	414,729
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,622,652
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	200,000	253,151
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,439,131
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	500,000	652,290
			14,833,802

United States — 13.9%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		$540,000	549,901
AEP Texas, Inc., 2.10%, 7/1/30		600,000	625,194
Agilent Technologies, Inc., 2.10%, 6/4/30		300,000	313,720
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		1,117,000	1,210,828
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30		150,000	189,408
Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33(3)		260,000	262,426
American International Group, Inc., 4.50%, 7/16/44		433,000	535,747
Amgen, Inc., 2.20%, 2/21/27		650,000	694,597
Analog Devices, Inc., 2.95%, 4/1/25		145,000	159,479
Anthem, Inc., 2.375%, 1/15/25		340,000	363,977
Apple, Inc., 1.125%, 5/11/25		110,000	113,149
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)		270,000	285,693
AT&T, Inc., 2.30%, 6/1/27		115,000	121,981
AT&T, Inc., 1.65%, 2/1/28(3)		100,000	102,001
AT&T, Inc., 2.75%, 6/1/31		200,000	214,578
AT&T, Inc., 1.80%, 9/14/39	EUR	600,000	702,823
AT&T, Inc., 3.50%, 6/1/41		$100,000	108,914
AT&T, Inc., 3.30%, 2/1/52(3)		515,000	538,036
Athene Global Funding, 2.80%, 5/26/23(1)		210,000	218,468
Athene Global Funding, 2.50%, 1/14/25(1)		470,000	481,893
Athene Global Funding, 2.55%, 6/29/25(1)		470,000	484,656
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	978,047
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26		$580,000	588,029
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		171,000	181,913
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		500,000	535,193
Becton Dickinson and Co., 2.82%, 5/20/30		650,000	715,022
Berry Global, Inc., 4.875%, 7/15/26(1)		630,000	666,096
BorgWarner, Inc., 2.65%, 7/1/27		160,000	169,861
Brighthouse Financial, Inc., 5.625%, 5/15/30		90,000	103,102
Bristol-Myers Squibb Co., 3.40%, 7/26/29		740,000	872,288
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25		202,000	217,244
Broadcom, Inc., 2.25%, 11/15/23(1)		590,000	614,634
Broadcom, Inc., 3.15%, 11/15/25(1)		690,000	744,872
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		260,000	273,298
Capital One Bank USA N.A., 3.375%, 2/15/23		284,000	300,734
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		350,000	373,033
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		1,320,000	1,400,725
Centene Corp., 4.75%, 1/15/25		1,050,000	1,089,448
Centene Corp., 4.625%, 12/15/29		290,000	323,801
Citigroup, Inc., VRN, 2.57%, 6/3/31		310,000	329,642
Comcast Corp., 1.95%, 1/15/31		450,000	471,115
Comcast Corp., 4.40%, 8/15/35		103,000	133,946
Comcast Corp., 3.20%, 7/15/36		310,000	361,951
Comcast Corp., 3.75%, 4/1/40		100,000	125,046
Comcast Corp., 2.80%, 1/15/51		135,000	147,281
CommScope, Inc., 5.50%, 3/1/24(1)		1,371,000	1,425,682
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		335,000	356,420
Crown Castle International Corp., 2.25%, 1/15/31		100,000	103,970
DaVita, Inc., 4.625%, 6/1/30(1)		1,025,000	1,091,292
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		285,000	314,164
Delta Air Lines, Inc., 7.375%, 1/15/26		200,000	198,448
Discovery Communications LLC, 3.625%, 5/15/30		170,000	188,981
DPL, Inc., 4.125%, 7/1/25(1)		400,000	421,768

Duke Energy Florida LLC, 1.75%, 6/15/30		650,000	679,769
Duke Realty LP, 1.75%, 7/1/30		295,000	299,943
Elanco Animal Health, Inc., 5.65%, 8/28/28		880,000	1,024,650
Fiserv, Inc., 2.25%, 6/1/27		400,000	428,686
Five Corners Funding Trust II, 2.85%, 5/15/30(1)		570,000	617,676
Freeport-McMoRan, Inc., 4.625%, 8/1/30		420,000	450,187
General Electric Co., 4.35%, 5/1/50		70,000	72,691
General Motors Financial Co., Inc., 2.75%, 6/20/25		750,000	774,314
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,169,393
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25		$875,000	970,411
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,209,793
HCA, Inc., 3.50%, 9/1/30		$950,000	999,517
Healthpeak Properties, Inc., 2.875%, 1/15/31		100,000	106,331
Hewlett Packard Enterprise Co., 1.45%, 4/1/24		920,000	921,327
Highwoods Realty LP, 2.60%, 2/1/31(3)		260,000	261,144
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27		1,687,000	1,742,882
Infor, Inc., 1.75%, 7/15/25(1)		80,000	82,545
International Business Machines Corp., 1.70%, 5/15/27		500,000	520,477
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,304,073
International Business Machines Corp., 1.95%, 5/15/30		$300,000	314,332
IQVIA, Inc., 5.00%, 5/15/27(1)		1,350,000	1,443,491
Iron Mountain, Inc., 5.00%, 7/15/28(1)		402,000	416,577
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		820,000	861,883
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		314,000	339,416
Juniper Networks, Inc., 4.50%, 3/15/24		118,000	132,733
Kimco Realty Corp., 2.70%, 10/1/30		509,000	526,561
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)		104,000	112,169
Kraft Heinz Foods Co., 3.75%, 4/1/30(1)		1,180,000	1,279,636
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,450,000	1,522,652
Lennar Corp., 4.75%, 4/1/21		780,000	791,524
Lennox International, Inc., 1.70%, 8/1/27		240,000	243,135
Lincoln National Corp., 4.375%, 6/15/50		335,000	405,678
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(1)		765,000	850,211
MDC Holdings, Inc., 3.85%, 1/15/30		1,150,000	1,163,478
Metropolitan Life Global Funding I, 0.90%, 6/8/23(1)		348,000	352,284
Microchip Technology, Inc., 2.67%, 9/1/23(1)		330,000	341,461
Mondelez International, Inc., 2.75%, 4/13/30		237,000	263,522
Morgan Stanley, 4.875%, 11/1/22		594,000	648,024
Morgan Stanley, VRN, 2.19%, 4/28/26		520,000	548,467
MSCI, Inc., 4.00%, 11/15/29(1)		1,250,000	1,345,862
National Retail Properties, Inc., 2.50%, 4/15/30		362,000	356,760
NetApp, Inc., 1.875%, 6/22/25		160,000	166,160
Netflix, Inc., 4.875%, 4/15/28		238,000	277,044
Netflix, Inc., 5.875%, 11/15/28		161,000	199,122
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,536,900
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		1,065,000	1,070,751
Northern States Power Co., 2.60%, 6/1/51		130,000	143,355
Novelis Corp., 4.75%, 1/30/30(1)		392,000	409,791
Oracle Corp., 4.00%, 7/15/46		980,000	1,224,634
PayPal Holdings, Inc., 2.30%, 6/1/30		648,000	702,178
PepsiCo, Inc., 1.625%, 5/1/30		340,000	355,511
Pfizer, Inc., 1.70%, 5/28/30		60,000	62,982
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		160,000	160,374
Post Holdings, Inc., 4.625%, 4/15/30(1)		740,000	779,775

Principal Life Global Funding II, 1.25%, 6/23/25(1)		200,000	204,512
QUALCOMM, Inc., 2.15%, 5/20/30		500,000	535,981
Quest Diagnostics, Inc., 2.80%, 6/30/31		710,000	779,629
Raytheon Technologies Corp., 4.125%, 11/16/28		890,000	1,070,062
Realty Income Corp., 3.25%, 1/15/31		240,000	269,839
Regency Centers LP, 2.95%, 9/15/29		320,000	335,587
Regency Centers LP, 3.70%, 6/15/30		400,000	442,954
Reliance Steel & Aluminum Co., 2.15%, 8/15/30(3)		250,000	251,225
RELX Capital, Inc., 3.00%, 5/22/30		365,000	406,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		550,000	559,102
SBA Communications Corp., 3.875%, 2/15/27(1)		625,000	647,925
Southwest Airlines Co., 5.125%, 6/15/27		550,000	577,887
Sprint Corp., 7.625%, 2/15/25		1,015,000	1,234,692
Standard Industries, Inc., 4.75%, 1/15/28(1)		1,085,000	1,162,746
Steel Dynamics, Inc., 3.25%, 1/15/31		640,000	701,515
Stryker Corp., 1.95%, 6/15/30		440,000	457,864
Sysco Corp., 3.30%, 7/15/26		200,000	217,285
T-Mobile USA, Inc., 3.875%, 4/15/30(1)		528,000	605,051
T-Mobile USA, Inc., 2.55%, 2/15/31(1)		655,000	681,292
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)		416,000	461,181
TEGNA, Inc., 4.625%, 3/15/28(1)		390,000	386,587
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		380,000	397,974
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		100,000	105,402
Texas Instruments, Inc., 1.75%, 5/4/30		350,000	368,032
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		435,000	515,717
Toll Brothers Finance Corp., 3.80%, 11/1/29		905,000	943,490
UnitedHealth Group, Inc., 2.00%, 5/15/30		667,000	711,812
Unum Group, 4.50%, 3/15/25		220,000	243,071
Upjohn, Inc., 2.70%, 6/22/30(1)		811,000	866,847
Upjohn, Inc., 4.00%, 6/22/50(1)		334,000	382,365
VEREIT Operating Partnership LP, 3.40%, 1/15/28		526,000	546,441
Verizon Communications, Inc., 3.15%, 3/22/30		914,000	1,051,289
Verizon Communications, Inc., 4.40%, 11/1/34		1,425,000	1,840,325
ViacomCBS, Inc., 4.20%, 5/19/32		350,000	402,810
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,229,645
Walt Disney Co. (The), 2.20%, 1/13/28		$1,044,000	1,106,346
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24		150,000	152,965
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		110,000	115,675
Wells Fargo & Co., VRN, 2.19%, 4/30/26		1,250,000	1,306,154
Wells Fargo & Co., VRN, 3.07%, 4/30/41		510,000	559,286
Welltower, Inc., 2.70%, 2/15/27		429,000	456,456
Welltower, Inc., 2.75%, 1/15/31		300,000	306,674
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25		250,000	261,452
Westlake Chemical Corp., 3.375%, 6/15/30		520,000	551,943
Zoetis, Inc., 2.00%, 5/15/30		483,000	511,249
			89,001,312
TOTAL CORPORATE BONDS (Cost $151,370,371)			156,876,618
PREFERRED STOCKS — 3.4%
France — 1.8%
AXA SA, MTN, 6.69%		1,200,000	1,889,499
BNP Paribas Cardif SA, 4.03%		1,200,000	1,542,074
BNP Paribas SA, 4.50%(1)		1,753,000	1,633,577
CNP Assurances, 4.00%		1,200,000	1,541,630
Credit Agricole Assurances SA, 4.25%		1,700,000	2,192,757

TOTAL SE, MTN, 2.625%	2,500,000	3,055,605
		11,855,142
Germany — 0.2%
Allianz SE, 3.375%	1,000,000	1,278,076
Italy — 0.7%
Assicurazioni Generali SpA, MTN, 4.60%	2,000,000	2,546,094
Intesa Sanpaolo Vita SpA, 4.75%	900,000	1,110,983
UniCredit SpA, MTN, 3.875%	1,000,000	876,837
		4,533,914
Netherlands — 0.4%
Telefonica Europe BV, 3.00%	1,900,000	2,218,530
United Kingdom — 0.1%
BP Capital Markets plc, 4.375%	690,000	723,465
United States — 0.2%
JPMorgan Chase & Co., 4.60%	1,100,000	1,065,735
TOTAL PREFERRED STOCKS (Cost $20,403,085)		21,674,862
COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 1.48%, (3-month LIBOR plus 1.20%), 1/15/29(1)	1,775,000	1,758,960
CBAM Ltd., Series 2018-7A, Class B1, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(1)	1,500,000	1,462,500
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 1.57%, (3-month LIBOR plus 1.30%), 10/20/32(1)	1,325,000	1,314,456
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.60%), 7/20/31(1)	750,000	728,465
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.875%, (3-month LIBOR plus 1.60%), 1/15/33(1)	1,500,000	1,450,999
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.78%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,699,416
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 1.61%, (3-month LIBOR plus 1.33%), 10/15/32(1)	1,300,000	1,292,337
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class A1, VRN, 2.10%, (3-month LIBOR plus 1.85%), 4/20/31(1)	1,500,000	1,504,628
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.02%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,696,565
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.60%, (3-month LIBOR plus 1.29%), 4/18/33(1)	2,000,000	1,972,069
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 3.01%, (3-month LIBOR plus 1.70%), 4/18/33(1)	1,000,000	972,087
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,066,993)		15,852,482
ASSET-BACKED SECURITIES — 1.9%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,203,326	1,284,312
Goodgreen, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	2,100,000	2,109,516
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	1,421,707	1,437,126
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	1,064,772	1,088,844
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/18/37(1)	750,000	779,913
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	1,092,763	1,113,038
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	1,159,790	1,082,700
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	2,300,000	2,344,973
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,356,764	1,363,680
TOTAL ASSET-BACKED SECURITIES (Cost $12,450,604)		12,604,102
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $6,254,930)	202,000	6,379,160
BANK LOAN OBLIGATIONS(4) — 0.2%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 2.66%, (1-month LIBOR plus 2.50%), 2/16/23	776,276	766,410
Bausch Health Companies Inc., 2018 Term Loan B, 3.18%, (1-month LIBOR plus 3.00%), 6/2/25	643,857	634,856
TOTAL BANK LOAN OBLIGATIONS (Cost $1,418,544)		1,401,266

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Private Sponsor Collateralized Mortgage Obligation — 0.1%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1) (Cost $676,846)	661,412	664,127
TEMPORARY CASH INVESTMENTS(5) — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $2,518,891), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $2,469,954)		2,469,946
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $4,031,086), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $3,952,016)		3,952,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	172,195	172,195
U.S. Treasury Bills, 0.14%, 9/24/20(6)(7)	9,500,000	9,498,868
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,092,296)		16,093,009
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $587,736,343)		635,516,119
OTHER ASSETS AND LIABILITIES — 1.1%		6,958,282
TOTAL NET ASSETS — 100.0%		$642,474,401

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	559,214	USD	385,761	UBS AG	9/23/20	$13,841
AUD	2,362,795	USD	1,687,863	UBS AG	9/23/20	538
USD	7,081,089	AUD	10,106,371	UBS AG	9/23/20	(140,696)
USD	1,573,896	AUD	2,279,340	UBS AG	9/23/20	(54,870)
BRL	8,345,125	USD	1,555,330	Goldman Sachs & Co.	9/23/20	41,387
CAD	2,167,609	USD	1,589,125	Morgan Stanley	9/23/20	29,348
CAD	558,333	USD	411,569	Morgan Stanley	9/23/20	5,317
CAD	18,803,222	USD	13,903,529	Morgan Stanley	9/23/20	136,139
CAD	2,178,848	USD	1,606,157	Morgan Stanley	9/23/20	20,708
CAD	1,156,955	USD	855,140	Morgan Stanley	9/23/20	8,715
CAD	459,964	USD	342,823	Morgan Stanley	9/23/20	615
USD	536,013	CAD	718,094	Morgan Stanley	9/23/20	(161)
USD	315,238	CAD	427,572	Morgan Stanley	9/23/20	(4,014)
CHF	4,318,711	USD	4,573,525	UBS AG	9/23/20	155,487
USD	2,925,310	CHF	2,759,322	UBS AG	9/23/20	(96,163)
CLP	443,808,995	USD	581,092	Goldman Sachs & Co.	9/23/20	5,403
CNY	53,985,816	USD	7,592,408	Goldman Sachs & Co.	9/23/20	111,228
CNY	5,052,220	USD	711,480	Goldman Sachs & Co.	9/23/20	9,459
CNY	25,403,294	USD	3,581,712	Goldman Sachs & Co.	9/23/20	43,272
CNY	2,886,825	USD	407,111	Goldman Sachs & Co.	9/23/20	4,831
USD	3,546,437	CNY	24,991,743	Goldman Sachs & Co.	9/23/20	(19,820)
USD	10,899,794	CNY	76,625,553	Goldman Sachs & Co.	9/23/20	(34,474)
COP	2,688,634,191	USD	740,059	Goldman Sachs & Co.	9/23/20	(22,518)
COP	2,643,391,744	USD	709,255	Goldman Sachs & Co.	9/23/20	(3,788)
USD	785,336	COP	2,892,197,444	Goldman Sachs & Co.	9/23/20	13,468
USD	757,313	COP	2,763,056,148	Goldman Sachs & Co.	9/23/20	19,910
USD	1,541,572	COP	5,654,487,492	Goldman Sachs & Co.	9/23/20	32,506
USD	1,487,183	CZK	34,768,852	UBS AG	9/23/20	(73,734)
USD	7,393,892	DKK	48,346,291	Goldman Sachs & Co.	9/23/20	(261,631)
EUR	71,440,863	USD	81,793,073	JPMorgan Chase Bank N.A.	8/19/20	2,387,166

EUR	560,691	USD	640,858	JPMorgan Chase Bank N.A.	8/19/20	19,816
EUR	505,502	USD	577,997	JPMorgan Chase Bank N.A.	8/19/20	17,646
EUR	79,963	USD	94,095	JPMorgan Chase Bank N.A.	8/19/20	128
USD	464,628	EUR	407,078	JPMorgan Chase Bank N.A.	8/19/20	(15,040)
USD	334,998	EUR	291,442	JPMorgan Chase Bank N.A.	8/19/20	(8,414)
USD	340,153	EUR	293,330	JPMorgan Chase Bank N.A.	8/19/20	(5,484)
GBP	7,003,594	USD	8,955,005	Bank of America N.A.	9/23/20	215,183
GBP	654,135	USD	811,882	Bank of America N.A.	9/23/20	44,612
GBP	633,164	USD	779,978	Bank of America N.A.	9/23/20	49,059
GBP	296,971	USD	374,178	Bank of America N.A.	9/23/20	14,663
GBP	580,780	USD	740,901	Bank of America N.A.	9/23/20	19,546
USD	2,744,278	GBP	2,204,634	Bank of America N.A.	9/23/20	(142,370)
USD	679,169	GBP	533,006	Bank of America N.A.	9/23/20	(18,725)
HKD	1,526,317	USD	196,789	Bank of America N.A.	9/23/20	147
HUF	462,523,047	USD	1,459,570	UBS AG	9/23/20	121,890
USD	715,111	HUF	216,170,952	UBS AG	9/23/20	(24,021)
USD	772,643	HUF	232,928,547	UBS AG	9/23/20	(23,787)
IDR	3,838,909,303	USD	265,466	Goldman Sachs & Co.	9/23/20	(6,752)
ILS	4,510,679	USD	1,315,450	UBS AG	9/23/20	10,471
INR	115,683,971	USD	1,509,643	UBS AG	9/23/20	25,881
INR	116,292,401	USD	1,546,853	UBS AG	9/23/20	(3,253)
JPY	8,316,833,195	USD	77,917,254	Bank of America N.A.	8/19/20	663,482
JPY	52,164,992	USD	486,799	Bank of America N.A.	8/19/20	6,076
JPY	113,260,893	USD	1,060,478	Bank of America N.A.	8/19/20	9,655
USD	1,225,576	JPY	128,808,931	Bank of America N.A.	8/19/20	8,538
USD	1,175,963	JPY	124,022,866	Bank of America N.A.	8/19/20	4,146
KRW	13,062,383,868	USD	10,968,498	Goldman Sachs & Co.	9/23/20	(35,698)
KRW	969,120,909	USD	814,593	Goldman Sachs & Co.	9/23/20	(3,469)
KZT	291,929,199	USD	709,427	Goldman Sachs & Co.	9/23/20	(30,110)
MXN	48,404,425	USD	2,184,118	Morgan Stanley	9/23/20	(22,996)
MXN	19,557,814	USD	865,390	Morgan Stanley	9/23/20	7,812
USD	615,741	MXN	14,218,698	Morgan Stanley	9/23/20	(19,084)
USD	2,555,819	MXN	57,581,969	Morgan Stanley	9/23/20	(15,055)
USD	442,282	MYR	1,893,341	Goldman Sachs & Co.	9/23/20	(4,465)
USD	853,678	MYR	3,668,681	Goldman Sachs & Co.	9/23/20	(11,972)
NOK	2,786,740	USD	300,431	Goldman Sachs & Co.	9/23/20	5,804
NOK	7,710,656	USD	808,423	Goldman Sachs & Co.	9/23/20	38,899
NOK	14,088,576	USD	1,492,391	Goldman Sachs & Co.	9/23/20	55,800
USD	943,454	NOK	8,802,494	Goldman Sachs & Co.	9/23/20	(23,850)
USD	811,719	NOK	7,511,785	Goldman Sachs & Co.	9/23/20	(13,750)
USD	794,718	NOK	7,287,773	Goldman Sachs & Co.	9/23/20	(6,134)
NZD	2,884,823	USD	1,881,666	UBS AG	9/23/20	31,635
USD	712,394	NZD	1,108,302	UBS AG	9/23/20	(22,665)
USD	6,320,996	NZD	9,622,024	UBS AG	9/23/20	(60,618)
PEN	1,978,016	USD	566,686	Goldman Sachs & Co.	9/23/20	(7,358)
USD	6,543,678	PEN	22,625,422	Goldman Sachs & Co.	9/23/20	145,845
USD	3,581,279	PEN	12,692,051	Goldman Sachs & Co.	9/23/20	(7,677)
USD	331,972	PEN	1,176,839	Goldman Sachs & Co.	9/23/20	(806)
PHP	36,948,888	USD	734,570	Goldman Sachs & Co.	9/23/20	15,567

USD	736,107	PHP	36,948,888	Goldman Sachs & Co.	9/23/20	(14,030)
PLN	2,501,054	USD	638,482	Goldman Sachs & Co.	9/23/20	29,529
USD	1,430,664	PLN	5,682,025	Goldman Sachs & Co.	9/23/20	(86,958)
USD	3,310,430	RUB	229,980,870	Goldman Sachs & Co.	9/23/20	230,734
SEK	44,851,019	USD	4,875,111	Goldman Sachs & Co.	9/23/20	235,702
USD	562,108	SEK	4,939,819	Goldman Sachs & Co.	9/23/20	(788)
SGD	7,734,292	USD	5,554,947	Bank of America N.A.	9/23/20	74,574
USD	3,452,087	SGD	4,789,598	Bank of America N.A.	9/23/20	(34,094)
USD	2,670,178	SGD	3,720,098	Bank of America N.A.	9/23/20	(37,551)
THB	25,307,975	USD	801,266	Goldman Sachs & Co.	9/23/20	10,228
USD	4,002,743	THB	124,809,522	Goldman Sachs & Co.	9/23/20	760
USD	531,099	THB	16,673,849	Goldman Sachs & Co.	9/23/20	(3,544)
USD	4,100,930	ZAR	71,179,838	UBS AG	9/23/20	(40,667)
						$3,690,112

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-OAT 10-Year Bonds	65	September 2020	EUR	6,500,000	$12,920,646	$290,077
Japanese 10-Year Government Bonds	13	September 2020	JPY	1,300,000,000	18,712,484	14,614
Japanese 10-Year Mini Government Bonds	268	September 2020	JPY	2,680,000,000	38,573,974	37,338
Korean Treasury 10-Year Bonds	119	September 2020	KRW	11,900,000,000	13,459,166	110,670
Canadian 10-Year Government Bonds	61	September 2020	CAD	6,100,000	7,045,205	48,569
					$90,711,475	$501,268

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	107	September 2020	USD	10,700,000	$14,988,359	$(218,038)
U.S. Treasury 10-Year Ultra Notes	316	September 2020	USD	31,600,000	50,323,000	(999,177)
U.S. Treasury 5-Year Notes	78	September 2020	USD	7,800,000	9,837,750	(58,066)
U.S. Treasury Long Bonds	82	September 2020	USD	8,200,000	14,947,063	(280,528)
					$90,096,172	$(1,555,809)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$21,103,000	$(3,511)	$(660,194)	$(663,705)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(8)	Buy	(1.00)%	6/20/25	$9,700,000	$1,276,656	$(366,389)	$910,267
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$(74,742)	$(75,268)
CPURNSA	Receive	1.87%	11/25/29	$9,500,000	(603)	(278,478)	(279,081)
					$(1,129)	$(353,220)	$(354,349)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $156,183,133, which represented 24.3% of total net assets.
(2)Security is a zero-coupon bond.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $340,000.

(6)The rate indicated is the yield to maturity at purchase.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,362,032.
(8)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was$775,746.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	403,970,493	—
Corporate Bonds	—	156,876,618	—
Preferred Stocks	—	21,674,862	—
Collateralized Loan Obligations	—	15,852,482	—
Asset-Backed Securities	—	12,604,102	—
Exchange-Traded Funds	6,379,160	—	—
Bank Loan Obligations	—	1,401,266	—
Collateralized Mortgage Obligations	—	664,127	—
Temporary Cash Investments	172,195	15,920,814	—
	6,551,355	628,964,764	—
Other Financial Instruments
Futures Contracts	—	501,268	—
Swap Agreements	—	910,267	—
Forward Foreign Currency Exchange Contracts	—	5,153,166	—
	—	6,564,701	—
Liabilities
Other Financial Instruments
Futures Contracts	1,555,809	—	—
Swap Agreements	—	1,018,054	—
Forward Foreign Currency Exchange Contracts	—	1,463,054	—
	1,555,809	2,481,108	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.